Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000136800
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 12,110	$ 11,579	$ 10,870	$ 10,746	$ 11,403	$ 11,326	$ 10,848	$ 10,297	$ 10,343	$ 10,224	$ 9,904
C000026765
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 12,536	11,968	11,208	11,041	11,699	11,580	11,073	10,485	10,505	10,359	10,000
C000136801
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 12,454	11,888	11,132	10,965	11,617	11,498	10,994	10,409	10,428	10,282	10,000
C000026764
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,217	11,692	10,976	10,850	11,515	11,438	10,954	10,398	10,443	10,323	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350	12,360	11,609	10,537	10,649	10,597	10,000
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 12,198	11,641	10,913	10,785	11,454	11,417	10,902	10,289	10,334	10,238	10,000
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Account Value	$ 12,447	11,828	11,017	10,791	11,393	11,199	10,847	10,385	10,348	10,197	10,000
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 12,198	11,641	10,913	10,785	11,454	11,417	10,902	10,289	10,334	10,238	10,000
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Account Value	$ 12,447	11,828	11,017	10,791	11,393	11,199	10,847	10,385	10,348	10,197	10,000
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 12,198	11,641	10,913	10,785	11,454	11,417	10,902	10,289	10,334	10,238	10,000
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Account Value	$ 12,447	11,828	11,017	10,791	11,393	11,199	10,847	10,385	10,348	10,197	10,000
FEDERATED INDEX: 75% Bloomberg US Credit Index; 25% Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year US Government/Credit Index
Account Value	$ 12,198	11,641	10,913	10,785	11,454	11,417	10,902	10,289	10,334	10,238	10,000
FEDERATED INDEX: Morningstar Short-Term Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Short-Term Bond Funds Average
Account Value	$ 12,447	$ 11,828	$ 11,017	$ 10,791	$ 11,393	$ 11,199	$ 10,847	$ 10,385	$ 10,348	$ 10,197	$ 10,000